CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 3) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 ACELAND	Jun. 30, 2011 ACELAND	Dec. 31, 2012 ACELAND	Sep. 21, 2012 Beijing Bodashutong Technology item	Dec. 31, 2011 Beijing Bodashutong Technology	Dec. 31, 2012 Beijing Bodashutong Technology
CASH, CASH EQUIVALENTS AND INVESTMENTS
Payments to acquire interest in joint venture		$ 2,100,000
Payments to acquire equity method investments						600,000
Contribution of equity investment through a shareholder loan	7,119,000		7,100,000
Equity method investment, ownership interest (as a percent)				35.00%			30.00%
Number of shareholders to whom the equity interest is transferred equally					3
Equity interest transferred to three shareholders					$ 600,000